Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 EUR (€) Reporting_Unit	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Goodwill [Line Items]
Number of reporting units | Reporting_Unit	2
Goodwill	€ 2,624,552,000	€ 2,357,536,000	€ 2,088,589,000
Impairment charges of goodwill	€ 0
Goodwill [Member]
Goodwill [Line Items]
Fair value measurement, discounted cash flows, forecasted period	5 years
Fair value measurement, discounted cash flows, growth rate	0.00%
RU ASML [Member]
Goodwill [Line Items]
Goodwill	€ 2,124,400,000	1,908,300,000
Pre-tax WACC percentage to determine expected discounted future cash flows	9.60%
RU CLS [Member]
Goodwill [Line Items]
Goodwill	€ 500,200,000	€ 449,200,000
Pre-tax WACC percentage to determine expected discounted future cash flows	13.60%